Issuance of Units	6 Months Ended
Jun. 30, 2017
ISSUANCE OF UNITS [Abstract]
Issuance of Units
NOTE 8 - ISSUANCE OF UNITS
On March 20, 2017, Navios Partners completed its public offering of 47,795,000 common units at $2.10 per unit and raised gross proceeds of approximately $100,369. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $4,383, were approximately $95,986. Pursuant to this offering, Navios Partners issued 975,408 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $2,049.
On March 17, 2017, Navios Holdings transferred to Navios Partners it rights to the fixed 12.7% interest on the Navios Europe Inc. Term loan and working capital loans (including the respective accrued receivable interest) for a total amount of $33,473 for a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners, with fair value net of costs at date of issuance of $28,862 (see Note 12). Pursuant to this transaction, Navios Partners issued 266,876 general partnership units to its general partner for net cash proceeds of $468.
In December 2016, Navios Partners granted restricted common units to its directors and/or officers which are based on service conditions only and vest over three years. The fair value of restricted units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity. On March 31, 2017, Navios Partners authorized and issued 2,040,000 common units to certain of the Company's directors and/or officers and 41,633 general partner units issued to its general partner for net proceeds of $63. The effect of compensation expense arising from the restricted units described above amounted to $933 as of June 30, 2017 and is reflected in general and administrative expenses on the condensed consolidated statements of operations. There were no restricted common units exercised, forfeited or expired during the three and six month periods ended June 30, 2017 and the year ended December 31, 2016. As of June 30, 2017 and December 31, 2016, there is no compensating cost relating to service conditions of non-vested stock options which is not yet recognized. Restricted common units outstanding and not vested amounted to 2,040,000 units as of June 30, 2017.
As of June 30, 2017, the estimated compensation cost relating to service conditions of non-vested restricted common units not yet recognized was $2,054 and is expected to be recognized over the weighted average period of 2.45 years.
On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement, pursuant to which Navios Partners may issue and sell from time to time through its agent common units representing limited partner interests having an aggregate offering price of up to $25,000. During the three and six month periods ended June 30, 2017, Navios Partners issued 1,200,442 common units and received net proceeds of $2,221. Pursuant to the issuance of the common units, Navios Partners issued 24,498 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $46.

On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 59.7% of the equity, and Navios Holdings invested $5,000 and received 9.9% of the equity of Navios Containers. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. As of June 30, 2017, noncontrolling interest of $17,678 was recorded in connection with the consolidation of this subsidiary.
Navios Holdings currently owns a 20.9% interest in Navios Partners, which includes the 2.0% interest through Navios Partners' general partner which Navios Holdings owns and controls.